Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Property and equipment	$ 3,607	$ 9,043
Intangible assets	127,556	50,634
Carry forward tax losses	146,358	129,994
Excess interest carry forward	101,547	77,049
Accrued and unpaid expenses	14,010	13,094
Financial instruments	10,465	14,943
Other	14,605	9,298
Total deferred tax assets	418,148	304,055
Valuation allowance	(92,019)	(51,976)
Net deferred tax assets	326,129	252,079
Deferred tax liabilities:
Property and equipment	(5,445)	(1,857)
Intangible assets	(319,167)	(287,278)
Other	(15,770)	(5,904)
Total deferred tax liabilities	(340,382)	(295,039)
Net deferred tax liabilities	$ (14,253)	$ (42,960)